Long-Term Debt	6 Months Ended
Jun. 30, 2012
Long-Term Debt [Text Block]
6—LONG-TERM DEBT

Long-term debt consists of the following:

	06-30-2012	12-31-2011
Japanese yen term loan	662	728
Italian euro term loan	165	215
Malaysia term loan	12	15
Convertible debentures carried at fair value		7,085
Non-Convertible debentures carried at fair value	4,203
Investor Warrants	1,682	195
Placement agent Warrants	198
Total	6,922	8,238
Less current portion	248	7,518
Total long-term portion	6,674	720

Long-term debt at June 30, 2012 matures as follows:

2012	140
2013	237
2014	4,336
2015	98
2016	1,973
2017	93
2018	46
Total	6,922

As of June 30, 2012, long-term debt in Japan consists of 4 loans in Yen with the following conditions:

‘000 Yen	Amount	Maturation	Interest rate
Japan
	10,000	July 17, 2014	2.00%
	10,000	March 31, 2015	0.10%
	10,000	June 30, 2018	0.10%
	55,000	June 30, 2018	1.80%

As of June 30, 2012, long-term debt in Italy consists of one loan in Euro with the following conditions:

‘000 Euros	Amount	Maturation	Interest rate
Italy	404	January 31, 2014	Euribor +1.9%

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EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED INTERIM UNAUDITED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

As of June 30, 2012, long-term debt in USD consists of the oustanding $8 million debt, out of the $10 million debt raised on January 25, 2012 through an Exchange Agreement with selected investors, and the fair value of the March 2012 Warrants, recorded as a liability – see also Note 1-21 on the accounting treatment of the debentures and warrants.

On January 19, 2012, the Company entered into a privately negotiated Exchange Agreement with all holders of the then outstanding 2007 Convertible Debentures and 2007 Investor Warrants. Pursuant to the terms of the Exchange Agreement:

·           certain holders of an aggregate principal amount of $500,000 of Existing Debentures and Existing Warrants to purchase up to 42,000 ordinary shares agreed to exchange their outstanding securities for 22,186 newly issued ordinary shares, in the form of ADRs, and $500,000 in cash; and
·           certain holders of an aggregate principal amount of $10 million of Convertible Debentures and warrants to purchase up to 840,000 ordinary shares agreed to exchange their outstanding securities for an aggregate principal amount of $10 million of 9% non-convertible Senior New Debentures due June 30, 2014  and  January 2012 warrants to purchase up to 408,691 newly issued ordinary shares at an exercise price equal to the par value per share (the “January 2012 Warrants”), and 1,926,685 newly issued ordinary shares, in the form of restricted ADRs (collectively, the “Exchange”).

On January 25, 2012, the Company closed the Exchange and all of the 2007 Convertible Debentures and the 2007 Investor Warrants were exchanged for the 2012 Non convertible Debentures, 1,948,871 newly issued ordinary shares, in the form of ADRs, the 2012 Exchange Offer Warrants and $500,000 in cash.

The Company considered guidance contained in ASC 405-20 – Extinguishments of Liabilities,  ASC 470-50 – Debt Modifications and Extinguishment and ASC 470-60 – Troubled Debt Restructuring, for the general concepts on debt modifications and restructurings. As a result, the Company determined that the Debt Extinguishment model should apply to account for the Exchange and that gains or losses that could result from the Exchange would be recognized in its income statement.

On March 28, 2012, pursuant to a securities purchase agreement dated March 22, 2012, as amended, the Company issued 2,812,500 ordinary shares in the form of ADSs to selected institutional investors in a registered direct placement (the “March 2012 Placement”), at a price of $2.00 per share, with warrants attached (the “March 2012 Investor Warrants”).  The March 2012 Investor Warrants allow investors to purchase up to 1,406,250 shares in the form of ADSs at an exercise price of $2.75. The March 2012 Investor Warrants are exercisable immediately and expire on March 28, 2017. We also issued warrants to purchase up to 168,750 shares in the form of ADSs to the placement agent, Rodman & Renshaw LLC, with an exercise price of $2.50 (the “March 2012 Placement Agent Warrants” and together with the Investor Warrants, the “March 2012 Warrants”).  The March 2012 Placement Agent Warrants are exercisable from September 24, 2012 and expire on October 21, 2016.  Total gross proceeds for the placement amounted to $5.625 million. The form of the securities purchase agreement and the form of Investor Warrant were furnished to the SEC on our report on Form 6-K dated March 28, 2012.

On May 9, 2012, the Company used $2.0 million of the net proceeds from the March 2012 Placement to partially reimburse the 2012 Non-convertible Debentures, thus reducing their outstanding amount to $8.0 million.

The Company determined that the March 2012 Warrants to purchase up to 1,575,000 new ordinary shares of the Company (1,406,250 shares underlying the March 2012 Investor Warrants and 168,750 shares underlying the March 2012 Placement Agent Warrants) should be accounted for as a liability. As a result, the Company’s financial position as of June 30, 2012 stated in the current Form 6-K reflect such accounting analysis.

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EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED INTERIM UNAUDITED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Fair Value of  2007 Investor Warrants:

The valuation model of the Investor Warrants uses a Black -Scholes model.

As of December 31, 2011, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $1.69
-	Strike price of warrants: $6.87
-	Risk free interest rate at 6 years: 0.23%
-	Share price volatility: 121%
-	Liquidity discount factor: 42.66%

As of June 30, 2012, all the 2007 investor warrants have been exchanged through the Exchange Agreement.

On that basis, the unit fair value of the Investor Warrants was $0.29 per warrant as of December 31, 2011. The total fair value for the remaining 882,000 issued Investor warrants was $0,253 million at December 31, 2011.

Fair Value of the 2007 Convertible Debentures:

The total fair value of the convertible debt is the aggregate of the fair value of the underlying debt host instrument and the fair value of the embedded derivative.

The estimate of the fair value of the underlying debt component is obtained by using the actual interest spread the Company would have had to pay if a straight, unsecured, debt had been raised, with no additional remuneration to lenders in the form of conversion options or warrants. Before and at inception date, the Company conducted an analysis of the terms on a non-convertible, unsecured, conventional debt. Based on this analysis, a rate of 30% has been used to assess the fair value of the debt host, which represents an interest spread of 26% over the risk-free interest rate at inception date. The present value of the debt host using an effective interest rate of 30% was $10.330 million.

At December 31, 2011 the fair value has been measured considering any changes required in underlying assumptions, and mostly the risk free interest rate and the credit spread. With the support of third-party experts, the Company determined that the spread to be used over the risk-free rate was 34.72%, in line with the increase in risk-aversion on financial markets. The present value of the debt host at December 31, 2011 was $8.998 million taking into account the remaining 10,500 debentures.

The valuation model of the conversion option uses a binomial valuation model to capture the complexity of the instrument, and notably the continuous possibility of an arbitrage between holding common shares versus interest bearing bonds.

As of October 29, 2007, the binomial model used the following main assumptions and parameters:

-	Share price at inception date: $5.95
-	Strike price of Convertible Debentures: $6.57
-	Risk free interest rate at 5 years: 4.04%
-	Share price volatility: 45%
-	Liquidity discount factor: 26.91%

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EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED INTERIM UNAUDITED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

As of December 31, 2011, the binomial model uses the following main assumptions and parameters:

-	Share price at closing date: $1.69
-	Strike price of Convertible Debentures: $6.57
-	Risk free interest rate at 5 years: 0.10%
-	Share price volatility: 121%
-	Liquidity discount factor: 42.66%

At inception, the Company used a 30-day volatility to fit the monthly arbitration step of its binomial valuation model. At December 31, 2008, given the peculiar market conditions and the erratic changes in stock volatility, the Company, in agreement with third-party experts, determined that a share price volatility based on the residual lifetime of the convertible instruments would be more relevant and should then be used for assessing the fair value of the instruments. Share price volatility was determined using the historical volatility methodology .

On that basis, the fair value of the conversion option was $5.780 million ($7.909 million before liquidity discount) at inception date and $168 thousand ($294 thousand before liquidity discount) as of December 31, 2011.

As of June 30, 2012, all convertible debt has been exchanged through the Exchange Agreement.

Fair Value of  March 2012 Investor Warrants:

The valuation model of the Investor Warrants uses a Black-Scholes model.

At inception date, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $1.95
-	Strike price of warrants: $2.75
-	Risk free interest rate at 5 years: 1.05%
-	Share price volatility: 120%

As of June 30, 2012, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $1.94
-	Strike price of warrants: $2.75
-	Risk free interest rate at 5 years: 0.68%
-	Share price volatility: 120%

On that basis, the unit fair value of the Investor Warrants was $1.55 per warrant at inception date, and $1.51 per warrant as of June 30, 2012. The total fair value for the 1,406,250 issued Investor warrants was  $2.173 million at inception date and  $2.118 million at June 30, 2012.

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EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED INTERIM UNAUDITED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Fair Value of  the March 2012 Placement Agent Warrants:

The valuation model of the Placement Agent Warrants uses a Black-Scholes model.

At inception date, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $1.95
-	Strike price of warrants: $2.5
-	Risk free interest rate at 4.5 years: 0.92%
-	Share price volatility: 120%

As of June 30, 2012, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $1.94
-	Strike price of warrants: $2.5
-	Risk free interest rate at 4.5 years: 0.60%
-	Share price volatility: 120%

On that basis, the unit fair value of the Placement Agent Warrants was $1.52 per warrant at inception date, and $1.48 per warrant as of June 30, 2012. The total fair value for the 168,750 issued Placement Agent warrants was  $0.256 million at inception date and  $0.249 million at June 30, 2012.